Marketable Securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable securities classification
Current marketable securities	$ 1,648	$ 1,461
Non-current marketable securities	1,162	896
Total marketable securities	2,810	2,357
U.S. government agency securities
Marketable securities classification
Current marketable securities	162	119
Non-current marketable securities	125	361
Foreign government debt
Marketable securities classification
Current marketable securities	16	8
Non-current marketable securities	51	15
Corporate debt securities
Marketable securities classification
Current marketable securities	471	413
Non-current marketable securities	494	255
Commercial paper
Marketable securities classification
Current marketable securities	116	30
Certificates of deposit/time deposits
Marketable securities classification
Current marketable securities	41	49
U.S. treasury securities
Marketable securities classification
Current marketable securities	54	0
Non-current marketable securities	18	34
U.S. municipal securities
Marketable securities classification
Current marketable securities	13	9
Non-current marketable securities	14	5
Asset-backed securities:
Marketable securities classification
Current marketable securities	775	833
Non-current marketable securities	453	222
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	567	530
Non-current marketable securities	375	188
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	123	244
Non-current marketable securities	34	24
Asset-backed securities Equipment lease related
Marketable securities classification
Current marketable securities	54	54
Non-current marketable securities	36	10
Asset-backed securities Other asset-backed securities
Marketable securities classification
Current marketable securities	31	5
Non-current marketable securities	8	0
Auction rate securities
Marketable securities classification
Non-current marketable securities	$ 7	$ 4